Investment in joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [text block] [Abstract]
Schedule of investment in joint ventures
Name of joint venture	Principal activity	Place of incorporation and principal place of business	Proportion of ownership interest and voting rights held by the Company
			As of December 31, 2021	As of December 31, 2020
Promedical S.A.	Marketing and pharmaceuticals	Santa Cruz de la Sierra, Bolivia	50%	50%

Schedule of financial information of joint venture
	As of December 31, 2021	As of December 31, 2020
Current assets	10,324	11,672
Non-current assets	3,136	2,551
Current liabilities	6,231	5,899
Non-current liabilities	795	1,890
Equity	6,434	6,434
Revenue	23,704	19,428
Profit/(loss) for the year	1,423	1,612
Total comprehensive income	1,423	1,612

Schedule of carrying amount of the company’s interest in Promedical S.A
	As of December 31, 2021	As of December 31, 2020
Net assets of Promedical S.A.	6,434	6,434
Proportion of the Company’s ownership interest in Promedical S.A.	3,217	3,217
Other adjustments	(774)	(757)
Carrying amount of the Company’s interest in Promedical S.A.	2,443	2,460